Classification of Financial Instruments - Schedule of Analysis of the Movements in Level 3 Fair Value Remeasurements (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Disclosure of financial assets [line items]
At beginning of year	£ 65	£ 143
Exchange differences	(4)	8
Acquisition of investments	3	6
Fair value movements	13
Disposal of investments		(92)
At end of year	77	65
Level 3 of fair value hierarchy [member] | Investments in unlisted securities [member]
Disclosure of financial assets [line items]
At beginning of year	65	143
Exchange differences	(4)	8
Acquisition of investments	3	6
Fair value movements	13
Disposal of investments		(92)
At end of year	£ 77	£ 65